Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	$ 6,458	$ 6,656
Financial assets at fair value through profit or loss mandatory	90	406
Financial assets at fair value through OCI equity instruments designated upon initial recognition	21	25
Financial assets at fair value through OCI mandatory	1,465	1,840
Financial assets total carrying value	8,034	8,927
Financial assets total fair value	8,060	8,953
Financial liabilities amortised cost	943	825
Financial liabilities at fair value through profit or loss mandatory	14	13
Financial liabilities total carrying value	957	838
Financial liabilities total fair value	957	838
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	107	57
Financial liabilities total carrying value	107	57
Financial liabilities total fair value	107	57
Other Liabilities Including Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	836	768
Financial liabilities at fair value through profit or loss mandatory	8	13
Financial liabilities total carrying value	844	781
Financial liabilities total fair value	844	781
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	3,041	3,489
Financial assets total carrying value	3,041	3,489
Financial assets total fair value	3,041	3,489
Liquid Mutual Funds | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	12	278
Financial assets total carrying value	12	278
Financial assets total fair value	12	278
Fixed Maturity Plan Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	66	86
Fixed Maturity Plan Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	66	86
Financial assets total carrying value	66	86
Financial assets total fair value	66	86
Quoted Debt Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	291	295
Financial assets at fair value through OCI mandatory	610	613
Financial assets total carrying value	901	908
Financial assets total fair value	940	947
Certificates of Deposit
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	808	1,219
Certificates of Deposit | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	808	1,219
Financial assets total carrying value	808	1,219
Financial assets total fair value	808	1,219
Commercial Paper
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	45
Financial assets total carrying value	45
Financial assets total fair value	45
Unquoted Equity and Preference Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI equity instruments designated upon initial recognition	21	25
Financial assets total carrying value	21	25
Financial assets total fair value	21	25
Unquoted Investments Others
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	10	5
Financial assets total carrying value	10	5
Financial assets total fair value	10	5
Unquoted Convertible Promissory Note
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	2	1
Financial assets total carrying value	2	1
Financial assets total fair value	2	1
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,016	1,900
Financial assets total carrying value	2,016	1,900
Financial assets total fair value	2,016	1,900
Unbilled Revenues
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	654	562
Financial assets total carrying value	654	562
Financial assets total fair value	654	562
Prepayments and Other Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	456	410
Financial assets total carrying value	456	410
Financial assets total fair value	443	397
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory		36
Financial assets at fair value through OCI mandatory	2	8
Financial assets total carrying value	2	44
Financial assets total fair value	2	$ 44
Financial liabilities at fair value through profit or loss mandatory	6
Financial liabilities total carrying value	6
Financial liabilities total fair value	$ 6